Redeemable Noncontrolling Interest (Narrative) (Details) (USD $) In Millions, unless otherwise specified	Jun. 30, 2011	Apr. 30, 2010
Redeemable Noncontrolling Interest [Abstract]
Ownership percentage acquired by parent		60.00%
Ownership percentage acquired by Middlebury's		40.00%
Cash paid to acquired ownership percentage		$ 4.0
Assumed liabilities and contributed assets on acquired ownership percentage		0.6
Transation expenses including selling, administrative and other operating expenses	$ 1.9	$ 0.2